Stern Brothers [Member] Average Annual Total Returns - Stern Brothers - Stern Brothers Shares	12 Months Ended	41 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.16%	4.52%
Performance Inception Date		Aug. 01, 2022